Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	000-56027
Entity Registrant Name	Trafalgar International, Inc.
Entity Central Index Key	0001695473
Entity Tax Identification Number	30-0842570
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	200 South Biscayne Blvd Fl 20
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	+52
Local Phone Number	1 55
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false